CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues	$ 29,005	$ 30,900	$ 58,998
Cost of revenues	16,228	16,011	31,809
Gross profit	12,777	14,889	27,189
Research and development costs	2,389	1,715	3,788
Selling and marketing expenses	5,620	5,183	11,403
General and administrative expenses	8,689	8,917	16,748
Other expenses	529	91	416
Operating loss	(4,450)	(1,017)	(5,166)
Financial income	4,462	2,485	8,833
Financial expenses	(1,426)	(1,149)	(2,355)
Profit (loss) before taxes on income	(1,414)	319	1,312
Taxes on income	706	252	1,097
Net profit (loss)	(2,120)	67	215
Other comprehensive income:
Other comprehensive income not to be reclassified to profit or loss in subsequent periods: - Re-measurement gain on defined benefit plans			581
Other comprehensive loss to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	(3,571)	(6,527)	(6,699)
Total other loss	(3,571)	(6,527)	(6,118)
Total comprehensive loss	(5,691)	(6,460)	(5,903)
Net profit (loss) attributable to:
Equity holders of the Company	(2,217)	25	(76)
Non-controlling interests	97	42	291
Net profit (loss)	(2,120)	67	215
Total comprehensive loss attributable to:
Equity holders of the Company	(5,619)	(6,167)	(5,775)
Non-controlling interests	(72)	(293)	(128)
Total comprehensive loss	$ (5,691)	$ (6,460)	$ (5,903)
Earnings per share:
Basic earnings (loss)	$ (0.14)	$ 0.00	$ (0.01)
Diluted loss	$ (0.25)	$ (0.06)	$ (0.49)